Document and Entity Information	Jul. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001048268
Document Type	8-K/A
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	IES Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-13783
Entity Tax Identification Number	76-0542208
Entity Address, Address Line One	5433 Westheimer Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	860-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On August 3, 2020, IES Holdings, Inc., a Delaware corporation (the “Company”), announced the appointment of Jeffrey L. Gendell as Interim Chief Executive Officer of the Company, effective as of July 31, 2020. On August 13, 2020, the Company entered into a letter agreement (the “Letter Agreement”) with Mr. Gendell to memorialize the terms of Mr. Gendell’s employment with the Company. In accordance with the Letter Agreement, as Interim Chief Executive Officer of the Company, Mr. Gendell will receive a base salary at an annual rate of $600,000 and will be eligible to participate in certain of the Company’s benefit plans. During his term as Interim Chief Executive Officer, Mr. Gendell will not be entitled to any fees or other compensation for his services as a director and the Chairman of the Company’s Board of Directors and will not participate in the Company’s Amended and Restated Executive Officer Severance Benefit Plan.
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IESC
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Preferred Stock
Trading Symbol	IESC
Security Exchange Name	NASDAQ